Fair value of financial assets and liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		€ 136		€ 116
Financial assets at fair value through other comprehensive income		150		664
Derivative financial assets		39		36
Financial assets, at fair value, total		324		817
Cash and cash equivalents	[2]	1,425	[1]	1,688	[1]	€ 1,939	[1]	€ 2,334
Current loans and receivables		1		2
Non-current loans and receivables		40		46
Trade and other current receivables		4,554		4,035
Trade and other non-current receivables		178		162
Financial assets at amortised cost, total		6,121		5,902
Total financial assets		6,445		6,718
Contingent Consideration		354		409
Financial Liabilities Carried At FV through P&L		354		409
Derivative financial liabilities		191		290
Financial liabilities, at fair value, total		544		699
Trade and other current payables		2,089	[3],[4]	2,303
Interest payable		38		36
Debt (Corporate bond and finance lease)		4,943		3,621
Debt (Bank loans, overdrafts etc.)		504		1,200
Financial liabilities at amortised cost, total		7,574		7,159
Total financial liabilities		8,118		7,858
Financial assets at amortised cost, category [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Trade and other current receivables		4,476		4,004
Trade receivables [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		77		32
At fair value [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		136	[5]	116	[6]
Financial assets at fair value through other comprehensive income		150	[5]	664	[6]
Derivative financial assets		39	[5]	36	[6]
Financial assets, at fair value, total		324	[5]	817	[6]
Contingent Consideration		354	[5]	409	[6]
Financial Liabilities Carried At FV through P&L		354	[5]	409	[6]
Derivative financial liabilities		191	[5]	290	[6]
Financial liabilities, at fair value, total		544	[5]	699	[6]
Debt (Corporate bond and finance lease)		5,500	[5]	3,906	[6]
At fair value [member] | Trade receivables [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		77	[5]	32	[6]
Current assets [Member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		0		435	[7]
Current assets [Member] | At fair value [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		0	[5]	435	[6],[7]
Debt securities [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		92		69
Financial assets measured at fair value through other comprehensive income		28		26
Debt securities [member] | At fair value [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		92	[5]	69	[6]
Financial assets measured at fair value through other comprehensive income		28	[5]	26	[6]
Other equity securities [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		7		20
Other equity securities [member] | At fair value [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		7	[5]	20	[6]
Financial assets measured at fair value through other comprehensive income		45	[5]	172	[6]
Other equity securities [member] | Carrying amount [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		45		172
Other Financial Assets [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		37		27
Other Financial Assets [member] | At fair value [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		37	[5]	27	[6]
Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		7		20
Financial assets at fair value through other comprehensive income		8		457
Financial assets, at fair value, total		15		476
Debt (Corporate bond and finance lease)		4,119		3,576
Level 1 of fair value hierarchy [member] | Current assets [Member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income	[7]			434
Level 1 of fair value hierarchy [member] | Other equity securities [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		7		20
Financial assets measured at fair value through other comprehensive income		8		22
Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		31		22
Financial assets at fair value through other comprehensive income		27		27
Derivative financial assets		39		36
Financial assets, at fair value, total		97		85
Derivative financial liabilities		191		290
Financial liabilities, at fair value, total		191		290
Debt (Corporate bond and finance lease)		1,381		330
Level 2 of fair value hierarchy [member] | Debt securities [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		27		26
Level 2 of fair value hierarchy [member] | Other equity securities [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income				1
Level 2 of fair value hierarchy [member] | Other Financial Assets [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		31		22
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		98		74
Financial assets measured at fair value through other comprehensive income		0		112
Financial assets at fair value through other comprehensive income		114		181
Financial assets, at fair value, total		212		255
Contingent Consideration		354		409
Financial Liabilities Carried At FV through P&L		354		409
Financial liabilities, at fair value, total		354		409
Total financial liabilities		354		409		€ 66
Level 3 of fair value hierarchy [member] | Trade receivables [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		77		32
Level 3 of fair value hierarchy [member] | Current assets [Member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income	[7]			0
Level 3 of fair value hierarchy [member] | Debt securities [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		92		69
Financial assets measured at fair value through other comprehensive income		0		0
Level 3 of fair value hierarchy [member] | Other equity securities [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income		37		149
Level 3 of fair value hierarchy [member] | Other Financial Assets [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets at fair value through profit or loss		€ 6		€ 5

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	Amounts in this table are undiscounted
[4]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement
[5]	For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.
[6]	For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.
[7]	The majority of the balance reflects the remaining stake in Signify (formerly Philips Lighting), which relates to equity instruments.